Accounting information and policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Disclosure of Detailed Information about Effects of Hyperinflationary Economies	The main effects on the Group consolidated financial statements for 2024 are:

€ million	Argentina	Turkey	Total
Total assets increase/(reduction)	474	65	539
Turnover increase/(reduction)	230	187	417
Operating profit increase/(reduction)	10	(4)	6
Net monetary gain/(loss)	(206)	11	(195)

Summary of Recent Accounting Developments Adopted	The Group applied for the first-time amendments to the following standards from 1 January 2024.

Applicable standard	Key requirements	Impact on Group
IAS 7 and IFRS 7 – 'Supplier Finance Arrangements'’
The amendments introduce additional disclosure requirements
for companies that enter into supplier finance arrangements.
The amendments require qualitative and quantitative
information to be disclosed about those arrangements.
We have reviewed the Group’s supplier finance arrangements to ensure appropriate disclosures which are disclosed in note 14.

Summary of New Standards, Amendments and Interpretations of Existing Standards that are Not Yet Effective and Have Not Been Early Adopted by the Group	New standards, amendments and interpretations of existing standards that are not yet effective and have not been early adopted by the Group
The following standards have been released but are not yet adopted by the Group. The Group is currently assessing their impact on the financial results and position of the Group.

Applicable standard	Key requirements or changes in accounting policy
Amendments to IAS 21 ‘The Effects of Changes in Foreign Exchange Rates’ Effective 1 January 2025	In August 2023, the International Accounting Standards Board (IASB) amended IAS 21 to clarify whether a currency is exchangeable, and how to determine a spot rate if it is not.
Amendments to IFRS 9 and IFRS 7 ‘The Classification and Measurement of Financial instruments’ Effective from 1 January 2026
In May 2024 the International Accounting Standards Board (IASB) amended IFRS 7 and IFRS 9 which includes clarifications on recognition and derecognition dates of certain financial assets and liabilities, including exceptions for liabilities settled through electronic cash transfer systems.

IFRS 18 Presentation and Disclosure in Financial Statements Effective 1 January 2027
IFRS 18 will replace IAS 1 Presentation of Financial Statements. The amendment impacts presentation and disclosure of the consolidated income statement with new defined categories being operating, investing, and financing to provide a consistent structure.
Disclosures about Management-defined Performance Measures (MPMs) (i.e. certain non-GAAP measures) will have to be disclosed in the financial statement with reconciliations to GAAP measures. The new standard will also provide guidance on grouping of information (aggregation/disaggregation).